UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07657
                                                     ---------

                       Oppenheimer Developing Markets Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 11/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Amtek Auto Ltd.                                    5,108,432   $     58,242,954
--------------------------------------------------------------------------------
Bharat Forge Ltd.                                    717,597          5,673,770
--------------------------------------------------------------------------------
Rico Auto  Industries Ltd.                           480,500            517,888
                                                               -----------------
                                                                     64,434,612
--------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bajaj Auto Ltd.                                    1,094,593         74,718,230
--------------------------------------------------------------------------------
Ford Otomotiv Sanayi AS                            2,922,632         30,621,577
--------------------------------------------------------------------------------
Hyundai Motor Co.                                    842,205         63,589,539
--------------------------------------------------------------------------------
Hyundai Motor Co. Ltd., Preference                   359,820         13,324,948
--------------------------------------------------------------------------------
Kia Motors Corp.                                   1,599,485         17,695,664
--------------------------------------------------------------------------------
Mahindra & Mahindra Ltd.                           3,063,117         56,396,139
--------------------------------------------------------------------------------
PT Astra International Tbk                        30,269,500         81,080,910
                                                               -----------------
                                                                    337,427,007
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                              30,392,200         35,603,630
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.0%
Corporacion GEO SA de CV, Series B 1              13,437,700         38,191,034
--------------------------------------------------------------------------------
Cyrela Brazil Realty SA Empreendimentos e
Participacoes, GDR 2                                 340,820        105,483,790
--------------------------------------------------------------------------------
Humax Co. Ltd.                                     1,283,127         21,485,884
--------------------------------------------------------------------------------
SARE Holding SA de CV, Cl. B 1,3                  34,880,970         49,567,273
--------------------------------------------------------------------------------
Steinhoff International Holdings Ltd.             11,458,600         31,955,718
                                                               -----------------
                                                                    246,683,699
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
B2W Compania Global do Varejo                        559,000         25,257,433
--------------------------------------------------------------------------------
MEDIA--2.1%
Corporacion Interamericana de Entretenimiento
SA de CV 1                                         6,869,761         18,894,598
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                   4,081,400         98,647,438
--------------------------------------------------------------------------------
Net Servicos de Comunicacao SA, Preference 1       4,439,800         65,877,548
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                        11,399,000         69,761,860
                                                               -----------------
                                                                    253,181,444
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Lojas Americanas SA, Preference                   14,788,700        141,889,686
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
--------------------------------------------------------------------------------
BEVERAGES--1.9%
Anadolu Efes Biracilik ve Malt Sanayii AS          3,507,894         37,346,400
--------------------------------------------------------------------------------
Coca-Cola Icecek AS                                1,464,200         13,856,392
--------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR               185,780         13,236,825
--------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV,
Sponsored ADR                                      2,044,900         66,254,760
--------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD          30,359,000         97,972,661
                                                               -----------------
                                                                    228,667,038
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
BIM Birlesik Magazalar AS                            620,376         51,108,289
--------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, Sponsored ADR 4                     1,529,181         50,493,557
--------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora de
Participacoe                                       4,679,160         37,581,140
--------------------------------------------------------------------------------
Massmart Holdings Ltd.                             5,139,512         54,599,554
--------------------------------------------------------------------------------


                    1 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
--------------------------------------------------------------------------------
President Chain Store Corp.                       21,200,074   $     57,498,186
--------------------------------------------------------------------------------
Shinsegae Department Store Co.                        78,637         62,062,747
                                                               -----------------
                                                                    313,343,473
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Bunge Ltd. 4                                         354,200         39,790,828
--------------------------------------------------------------------------------
Sadia SA, Preference                               8,785,200         54,199,984
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                  1,328,827         35,344,260
                                                               -----------------
                                                                    129,335,072
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Hindustan Unilever Ltd.                           12,068,700         62,970,441
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Amorepacific Corp.                                    63,344         52,399,857
--------------------------------------------------------------------------------
Natura Cosmeticos SA                               9,904,300        103,037,427
                                                               -----------------
                                                                    155,437,284
--------------------------------------------------------------------------------
TOBACCO--1.2%
Eastern Tobacco Co.                                  883,022         70,646,546
--------------------------------------------------------------------------------
ITC Ltd.                                           8,619,025         40,968,918
--------------------------------------------------------------------------------
PT Gudang Garam Tbk                               45,937,000         41,181,515
                                                               -----------------
                                                                    152,796,979
--------------------------------------------------------------------------------
ENERGY--13.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.2%
China Oilfield Services Ltd.                      11,012,000         26,338,466
--------------------------------------------------------------------------------
Technip SA                                         1,174,184         95,731,511
--------------------------------------------------------------------------------
Tenaris SA, ADR 4                                  1,044,300         49,270,074
--------------------------------------------------------------------------------
TMK OAO, GDR 2                                     2,319,900        100,580,005
                                                               -----------------
                                                                    271,920,056
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.6%
China Shenhua Energy Co. Ltd.                     25,074,000        149,081,603
--------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 1                      25,059,544         45,131,575
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR 4                            1,813,400        155,227,040
--------------------------------------------------------------------------------
NovaTek OAO, Sponsored GDR 2                         433,100         27,922,486
--------------------------------------------------------------------------------
OAO Gazprom, Sponsored ADR 4                       5,340,400        280,354,135
--------------------------------------------------------------------------------
PetroChina Co. Ltd.                               38,142,000         73,170,131
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                        5,529,700        532,510,110
--------------------------------------------------------------------------------
Reliance Industries Ltd.                             864,663         62,226,277
--------------------------------------------------------------------------------
S-Oil Corp.                                          839,750         78,473,372
--------------------------------------------------------------------------------
S-Oil Corp., Preference                              215,948         16,527,530
                                                               -----------------
                                                                  1,420,624,259
--------------------------------------------------------------------------------
FINANCIALS--19.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--12.3%
Banco Bradesco SA, Preference                      5,729,732        181,860,741
--------------------------------------------------------------------------------
Banco Bradesco SA, Sponsored ADR 4                 2,487,600         79,976,340
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA,
Cl. E 3                                            2,745,485         49,034,362
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                 6,305,575         31,702,205
--------------------------------------------------------------------------------
Commercial International Bank, Sponsored
GDR 2                                              2,675,100         37,665,408
--------------------------------------------------------------------------------


                    2 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
--------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR       4,099,223   $     57,717,060
--------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                 37,908,700        164,389,779
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                 15,090,000         37,616,053
--------------------------------------------------------------------------------
HDFC Bank Ltd., ADR 4                                159,858         21,499,302
--------------------------------------------------------------------------------
HSBC Holdings plc                                 14,613,000        247,930,863
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 4                   2,907,100        175,908,621
--------------------------------------------------------------------------------
Israel Discount Bank, Cl. A 1                      9,697,753         25,061,583
--------------------------------------------------------------------------------
Jeonbuk Bank 3                                     2,439,433         22,136,382
--------------------------------------------------------------------------------
Kookmin Bank, Sponsored ADR                          635,100         46,044,750
--------------------------------------------------------------------------------
Korea Exchange Bank                                1,498,920         23,543,088
--------------------------------------------------------------------------------
Pusan Bank                                         1,895,970         29,746,178
--------------------------------------------------------------------------------
Standard Bank Group Ltd.                          10,053,200        154,651,338
--------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 1,3                     833,118,889         36,118,088
--------------------------------------------------------------------------------
Turkiye Garanti Bankasi AS                         2,202,400         19,361,331
--------------------------------------------------------------------------------
Turkiye Vakiflar Bankasi TAO, Cl. D               19,546,481         63,185,672
                                                               -----------------
                                                                  1,505,149,144
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Kiatnakin Bank Public Co. Ltd.                    21,707,820         17,797,238
--------------------------------------------------------------------------------
Tisco Bank Public Co. Ltd.                        21,081,700         16,816,778
                                                               -----------------
                                                                     34,614,016
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
FirstRand Ltd.                                     8,111,000         25,626,231
--------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd.                  30,538,000         26,820,666
--------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                      12,100,076         67,224,188
--------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR 4     17,834,250         25,413,806
                                                               -----------------
                                                                    145,084,891
--------------------------------------------------------------------------------
INSURANCE--1.4%
Aksigorta AS                                       9,232,086         57,334,881
--------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                 38,415,643         86,566,114
--------------------------------------------------------------------------------
Discovery Holdings Ltd.                              455,305          1,866,048
--------------------------------------------------------------------------------
Liberty Group Ltd.                                 2,228,783         29,149,403
                                                               -----------------
                                                                    174,916,446
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.1%
Medinet Nasr for Housing & Development Co. 3       6,088,235         70,792,919
--------------------------------------------------------------------------------
SM Prime Holdings, Inc.                          533,681,637        145,445,532
--------------------------------------------------------------------------------
Solidere, GDR 2                                    1,546,845         33,721,221
                                                               -----------------
                                                                    249,959,672
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.5%
Housing Development Finance Corp. Ltd.             4,339,100        305,524,979
--------------------------------------------------------------------------------
HEALTH CARE--1.4%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Diagnosticos da America                            2,053,900         39,721,489
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.9%
Divi's Laboratories Ltd.                           2,653,140        108,760,327
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Aspen Pharmacare Holdings Ltd. 1                   3,257,346         17,232,102


                    3 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
INDUSTRIALS--9.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Bharat Electronics Ltd.                            1,255,228   $     56,199,369
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR 4        4,365,387        190,243,565
                                                               -----------------
                                                                    246,442,934
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.3%
Empresas ICA SAB de CV 1                           2,267,070         13,302,084
--------------------------------------------------------------------------------
GS Engineering & Construction Corp.                  324,560         57,404,921
--------------------------------------------------------------------------------
Hyundai Development Co.                              556,520         50,033,959
--------------------------------------------------------------------------------
Hyundai Engineering & Construction Co. Ltd. 1      1,069,542         90,418,714
--------------------------------------------------------------------------------
Impulsora del Desarrollo y el Empleo en
America Latina SA de CV 1                         32,277,200         42,641,710
--------------------------------------------------------------------------------
Larsen & Toubro Ltd.                               1,453,762        151,475,580
                                                               -----------------
                                                                    405,276,968
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Bharat Heavy Electricals Ltd.                        881,193         59,830,667
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
Enka Insaat ve Sanayi AS                              38,800            626,177
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                            12,232,000        145,529,496
--------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                     5,266,200         74,394,517
--------------------------------------------------------------------------------
Siemens India Ltd.                                   973,000         44,593,480
                                                               -----------------
                                                                    265,143,670
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Camargo Correa Desenvolvimento Imobiliario SA      3,147,200         16,291,636
--------------------------------------------------------------------------------
ROAD & RAIL--1.7%
All America Latina Logistica                      15,875,900        207,758,473
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.3%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.3%
Hon Hai Precision Industry Co. Ltd.               32,307,840        207,103,841
--------------------------------------------------------------------------------
Synnex Technology International Corp.             20,705,642         54,986,012
--------------------------------------------------------------------------------
Varitronix International Ltd. 3                   22,240,000         17,195,692
                                                               -----------------
                                                                    279,285,545
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
SINA Corp. 1,4                                     1,776,600         85,436,694
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                              1,426,000         10,722,991
                                                               -----------------
                                                                     96,159,685
--------------------------------------------------------------------------------
IT SERVICES--5.4%
HCL Technologies Ltd.                              6,409,186         52,122,655
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                         10,941,804        442,504,502
--------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                     5,670,155        144,841,158
--------------------------------------------------------------------------------
Travelsky Technology Ltd., Cl. H                  15,276,000         16,603,416
                                                               -----------------
                                                                    656,071,731
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.8%
MediaTek, Inc.                                    24,059,850        314,581,979
--------------------------------------------------------------------------------
Samsung Electronics Co.                              140,190         86,333,819
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.      203,588,424        382,414,559
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR                                                5,219,363         51,776,081
--------------------------------------------------------------------------------


                    4 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Telechips, Inc.                                       83,406   $      1,136,874
                                                               -----------------
                                                                    836,243,312
--------------------------------------------------------------------------------
MATERIALS--6.9%
--------------------------------------------------------------------------------
CHEMICALS--0.2%
Finetec Corp. 3                                    1,676,105         25,687,449
--------------------------------------------------------------------------------
METALS & MINING--6.7%
Anglo Platinum Ltd.                                1,161,893        165,789,582
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR 4            1,754,500         85,566,965
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                    3,388,100        117,160,498
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR          5,482,300        158,602,939
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                      2,388,280         82,870,009
--------------------------------------------------------------------------------
Polymetal, GDR 1,5                                 6,334,000         44,781,380
--------------------------------------------------------------------------------
PT Aneka Tambang Tbk                             257,225,000        129,128,414
--------------------------------------------------------------------------------
Yamana Gold, Inc.                                  2,882,659         37,070,995
                                                               -----------------
                                                                    820,970,782
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--12.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
PT Indosat Tbk                                   128,200,000        114,069,276
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                  175,782,000        190,414,867
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                  2,478,585         81,849,853
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference        864,100         17,978,987
                                                               -----------------
                                                                    404,312,983
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--8.9%
Advanced Info Service Public Co. Ltd.             14,472,000         39,734,008
--------------------------------------------------------------------------------
America Movil SAB de CV, ADR, Series L             2,951,700        182,001,822
--------------------------------------------------------------------------------
China Mobile Hong Kong Ltd., ADR                   2,633,800        241,414,108
--------------------------------------------------------------------------------
China Unicom Ltd.                                 43,003,000         99,524,295
--------------------------------------------------------------------------------
MTN Group Ltd.                                     2,036,800         41,027,267
--------------------------------------------------------------------------------
Orascom Telecom Holding SAE                       19,481,583        295,901,840
--------------------------------------------------------------------------------
SK Telecom Co. Ltd. ADR 4                          2,028,700         64,248,929
--------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS                   11,725,790        127,786,352
                                                               -----------------
                                                                  1,091,638,621
--------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Gail India Ltd.                                    3,055,905         33,042,328
                                                               -----------------
Total Common Stocks (Cost $7,529,985,725)                        11,864,691,963

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs., 7/7/10 [INR]
(Cost $744,201)                                 $ 32,425,500            720,112

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. Rts., Exp. 12/31/07
1,5                                              411,644,043                 --
--------------------------------------------------------------------------------


                    5 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       UNITS              VALUE
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES CONTINUED
--------------------------------------------------------------------------------
Trent Ltd. Wts., Exp. 1/7/10 1                        63,757   $        144,891
                                                               -----------------
Total Rights, Warrants and Certificates
(Cost $0)                                                               144,891

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.98% 3,6(Cost $325,775,892)              325,775,892        325,775,892

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--2.7% 7
--------------------------------------------------------------------------------
American Express Centurion, 4.74%, 12/17/07    $  12,001,409         12,001,409
--------------------------------------------------------------------------------
Undivided interest of 5.14% in joint
repurchase agreement (Principal Amount/Value
$6,000,000,000, with a maturity value of
$6,002,310,000) with Bank of America NA,
4.62%, dated 11/30/07, to be repurchased at
$308,223,668 on 12/3/07, collateralized by
U.S. Agency Mortgages, 4.50%-7%, 9/1/19-
2/1/36, with a value of $6,120,000,000           308,105,048        308,105,048
--------------------------------------------------------------------------------
Undivided interest of 63% in joint
repurchase agreement (Principal Amount/Value
$25,000,000, with a maturity value of
$25,009,974) with DLJ/Pershing Division,
4.7875%, dated 11/30/07, to be
repurchased at $15,756,284 on 12/3/07,
collateralized by U.S. Agency Mortgages,
4%-8%, 7/29/10- 6/15/31, with a value of
$25,500,885                                       15,750,000         15,750,000
                                                               -----------------

Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $335,856,457)                                                 335,856,457
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $8,192,362,275)                                  102.4%    12,527,189,315
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (2.4)      (290,671,139)

                                               ---------------------------------
NET ASSETS                                             100.0%  $ 12,236,518,176
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR     Indian Rupee

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $305,372,910 or 2.50% of the Fund's net assets as of November 30, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                    6 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES           GROSS             GROSS              SHARES
                                                     AUGUST 31, 2007       ADDITIONS        REDUCTIONS   NOVEMBER 30, 2007
---------------------------------------------------------------------------------------------------------------------------
All America Latina Logistica a                            15,875,900              --                --          15,875,900
All America Latina Logistica, GDR                          1,189,000              --         1,189,000                  --
Banco Latinoamericano de Exportaciones SA, Cl. E           2,745,485              --                --           2,745,485
Commerical International Bank, Sponsored GDR a             2,675,100              --                --           2,675,100
Commerical International Bank, Sponsored GDR a             4,099,223              --                --           4,099,223
Finetec Corp.                                              1,676,105              --                --           1,676,105
Jeonbuk Bank                                               2,439,433              --                --           2,439,433
Medinet Nasr for Housing & Development Co.                 1,307,209       4,870,588 b          89,562           6,088,235
Oppenheimer Institutional Money Market Fund, Cl. E       556,120,958     755,583,973       985,929,039         325,775,892
SARE Holding SA de CV, Cl. B                              34,880,970              --                --          34,880,970
TMB Bank Public. Co. Ltd.                                833,118,889              --                --         833,118,889
Varitronix International Ltd.                             28,515,000              --         6,275,000          22,240,000

                                                                                              DIVIDEND            REALIZED
                                                                               VALUE            INCOME         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
All America Latina Logistica a                                         $          -- c   $          --   $              --
All America Latina Logistica, GDR                                                 --                --          13,062,560
Banco Latinoamericano de Exportaciones SA, Cl. E                          49,034,362           604,007                  --
Commerical International Bank, Sponsored GDR a                                    -- c              --                  --
Commerical International Bank, Sponsored GDR a                                    -- c              --                  --
Finetec Corp.                                                             25,687,449                --                  --
Jeonbuk Bank                                                              22,136,382                --                  --
Medinet Nasr for Housing & Development Co.                                70,792,919           886,166           3,127,363
Oppenheimer Institutional Money Market Fund, Cl. E                       325,775,892         6,612,682                  --
SARE Holding SA de CV, Cl. B                                              49,567,273                --                  --
TMB Bank Public Co. Ltd.                                                  36,118,088                --                  --
Varitronix International Ltd.                                             17,195,692           439,267             (91,149)
                                                                       ----------------------------------------------------
                                                                       $ 596,308,057     $   8,542,122   $      16,098,774
                                                                       ====================================================

   a. No longer an affiliate as of November 30, 2007.

   b. All or a portion is the result of a corporate action.

   c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Partial or fully-loaned security. See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of November 30, 2007 was $44,781,380, which represents 0.37% of the Fund's net assets. See accompanying Notes.

6. Rate shown is the 7-day yield as of November 30, 2007.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                    7 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Brazil                                               $  2,183,430,881    17.4%
India                                                   1,958,882,588    15.6
Taiwan                                                  1,181,747,438     9.4
Korea, Republic of South                                  822,294,604     6.6
Mexico                                                    809,479,212     6.5
South Africa                                              800,072,994     6.4
United States                                             661,632,349     5.3
Russia                                                    608,865,046     4.9
Indonesia                                                 555,874,982     4.4
Egypt                                                     532,723,773     4.2
Turkey                                                    493,865,065     3.9
China                                                     433,437,593     3.5
Hong Kong                                                 387,985,782     3.1
United Kingdom                                            247,930,863     2.0
Philippines                                               181,049,162     1.4
Thailand                                                  110,466,112     0.9
Cayman Islands                                             96,159,685     0.8
France                                                     95,731,511     0.8
Bermuda                                                    56,986,520     0.4
Israel                                                     56,763,788     0.4
Luxembourg                                                 49,270,074     0.4
Panama                                                     49,034,362     0.4
Norway                                                     45,131,575     0.4
Portugal                                                   37,581,140     0.3
Canada                                                     37,070,995     0.3
Lebanon                                                    33,721,221     0.3
                                                     ---------------------------
Total                                                $ 12,527,189,315   100.0%
                                                     ===========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies that are not traded on an exchange are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                    8 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.


                    9 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of November 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                           EXPIRATION   CONTRACT AMOUNT           VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            DATES            (000s)         NOVEMBER 30, 2007   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)        12/3/07            32,835   HKD   $       4,217,719   $      1,460   $         --
New Turkish Lira (TRY)        12/3/07               518   TRY             437,225          1,366             --
South African Rand (ZAR)      12/4/07            83,500   ZAR          12,261,892        454,772             --
                                                                                    ----------------------------
                                                                                         457,598             --
                                                                                    ----------------------------
CONTRACTS TO SELL
Hong Kong Dollar (HKD)        12/3/07            79,590   HKD          10,223,563             --          3,539
Mexican Nuevo Peso (MXN)      12/3/07            67,144   MXN           6,154,561             --         16,254
                                                                                    ----------------------------
                                                                                              --         19,793
                                                                                    ----------------------------
Total unrealized appreciation and depreciation                                      $    457,598   $     19,793
                                                                                    ============================

ILLIQUID SECURITIES

As of November 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of November 30, 2007, the Fund had on loan securities valued at $331,882,301, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $335,856,457 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 8,194,720,240
Federal tax cost of other investments        64,094,271
                                        ----------------
Total federal tax cost                  $ 8,258,814,511
                                        ================

Gross unrealized appreciation           $ 4,571,203,684
Gross unrealized depreciation              (238,007,057)
                                        ----------------
Net unrealized appreciation             $ 4,333,196,627
                                        ================


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    01/14/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    01/14/2008